ACQUISITIONS BS 12-31-17 (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 22,009	$ 19,664	$ 40,830	$ 64,221
Due from Related Parties, Current	32,481	40,817
Accounts receivable	1,308	1,423
Prepaids and other current assets	2,391	1,793
Assets, Current	58,189	63,697
Property, plant and equipment, net	680,778	684,488
Other non-current assets	30	30
Total assets	738,997	748,215
Accounts payable - affiliates	5,368	8,352
Accounts payable and accrued liabilities	25,989	19,794
Deferred revenue	843	1,438
Liabilities, Current	32,200	29,584
Long-term debt	539,456	548,793
Other long-term liabilities	2,003	2,078
Liabilities	573,659	580,455
Commitments and contingencies (Note 8)
Net Investment - Predecessor	10,517	10,665
Total PBF Logistics LP equity	(5,587)	(4,143)
Noncontrolling interest	170,925	171,903
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	165,338	167,760		163,090
Liabilities and Equity	738,997	748,215
PBF Logistics LP [Member]
Cash and cash equivalents	22,009	19,664
Due from Related Parties, Current	32,481	40,817
Accounts receivable	1,308	1,423
Prepaids and other current assets	2,391	1,793
Assets, Current	58,189	63,697
Property, plant and equipment, net	670,261	673,823
Other non-current assets	30	30
Total assets	728,480	737,550
Accounts payable - affiliates	5,368	8,352
Accounts payable and accrued liabilities	25,989	19,794
Deferred revenue	843	1,438
Liabilities, Current	32,200	29,584
Long-term debt	539,456	548,793
Other long-term liabilities	2,003	2,078
Liabilities	573,659	580,455
Total PBF Logistics LP equity	(16,104)	(14,808)
Noncontrolling interest	170,925	171,903
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	154,821	157,095
Liabilities and Equity	728,480	737,550
Development Assets Predecessor [Member]
Cash and cash equivalents	0	0
Due from Related Parties, Current	0	0
Accounts receivable	0	0
Prepaids and other current assets	0	0
Assets, Current	0	0
Property, plant and equipment, net	10,517	10,665
Other non-current assets	0	0
Total assets	10,517	10,665
Accounts payable - affiliates	0	0
Accounts payable and accrued liabilities	0	0
Deferred revenue	0	0
Liabilities, Current	0	0
Long-term debt	0	0
Other long-term liabilities	0	0
Liabilities	0	0
Total PBF Logistics LP equity	10,517	10,665
Noncontrolling interest	0	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	10,517	10,665
Liabilities and Equity	10,517	10,665
Predecessor [Member]
Net Investment - Predecessor	10,517	10,665
Predecessor [Member] | PBF Logistics LP [Member]
Net Investment - Predecessor	0	0
Predecessor [Member] | Development Assets Predecessor [Member]
Net Investment - Predecessor	10,517	10,665
Common Units [Member]
Total PBF Logistics LP equity	(19,063)	(17,544)
Common Units [Member] | PBF Logistics LP [Member]
Total PBF Logistics LP equity	(19,063)	(17,544)
Common Units [Member] | Development Assets Predecessor [Member]
Total PBF Logistics LP equity	0	0
Subordinated Units [Member] | PBF LLC [Member]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest			1,687	$ 1,266
Incentive Distribution Rights [Member]
Total PBF Logistics LP equity		2,736
Incentive Distribution Rights [Member] | Development Assets Predecessor [Member]
Total PBF Logistics LP equity	0	0
Incentive Distribution Rights [Member] | PBF LLC [Member]
Total PBF Logistics LP equity	$ 2,959	$ 2,736
Partners' Capital, Including Portion Attributable to Noncontrolling Interest			$ 180,056